UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21400
Investment Company Act File Number
Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
May 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Advantaged Dividend Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.5%

Security	Shares	Value
Aerospace & Defense — 4.3%
General Dynamics Corp.(1)	245,000	$18,183,900
Honeywell International, Inc.(1)	300,000	17,865,000
Lockheed Martin Corp.(1)	170,000	13,243,000
United Technologies Corp.(1)	130,000	11,410,100

		$60,702,000

Automobiles — 0.9%
Daimler AG(1)	175,000	$12,411,538

		$12,411,538

Chemicals — 2.6%
BASF SE(1)	390,000	$36,167,265

		$36,167,265

Commercial Banks — 3.0%
DnB NOR ASA(1)	1,240,000	$18,707,636
Banco Santander Brasil SA ADR(1)	125,300	1,423,408
Wells Fargo & Co.(1)	800,000	22,696,000

		$42,827,044

Diversified Financial Services — 2.2%
JPMorgan Chase & Co.(1)	710,000	$30,700,400

		$30,700,400

Diversified Telecommunication Services — 3.3%
AT&T, Inc.(1)	728,750	$22,999,350
Telefonos de Mexico SA de CV ADR(1)	650,000	11,609,000
Telenor ASA(1)	700,000	11,862,986

		$46,471,336

Electric Utilities — 6.0%
Edison International(1)	677,000	$26,646,720
Exelon Corp.(1)	75,000	3,138,750
Fortum Oyj(1)	940,000	31,451,519
NextEra Energy, Inc.(1)	400,000	23,180,000

		$84,416,989

Electrical Equipment — 1.2%
Emerson Electric Co.(1)	300,000	$16,365,000

		$16,365,000

Food Products — 5.8%
Kraft Foods, Inc., Class A(1)	622,821	$21,780,050
Nestle SA(1)	636,000	40,889,424
Sara Lee Corp.(1)	700,000	13,685,000
Tate & Lyle PLC(1)	500,000	5,118,278

		$81,472,752

Household Durables — 2.5%
Stanley Black & Decker, Inc.(1)	400,000	$29,552,000
Whirlpool Corp.(1)	67,000	5,614,600

		$35,166,600

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.2%
Iberdrola Renovables SA	761,199	$3,372,863

		$3,372,863

Insurance — 4.0%
Admiral Group PLC(1)	73,983	$2,099,125
AXA SA(1)	850,000	18,227,445
Prudential PLC(1)	750,000	9,125,197
Sampo Oyj(1)	644,000	21,099,722
SCOR SE(1)	100,000	2,780,270
Storebrand ASA(1)	384,542	3,522,450

		$56,854,209

IT Services — 3.6%
International Business Machines Corp.(1)	304,000	$51,354,720

		$51,354,720

Machinery — 0.9%
Illinois Tool Works, Inc.(1)	220,000	$12,610,400

		$12,610,400

Marine — 0.8%
Orient Overseas (International), Ltd.(1)	1,400,000	$10,947,426

		$10,947,426

Metals & Mining — 6.9%
BHP Billiton, Ltd. ADR(1)	481,000	$45,897,020
Vale SA ADR(1)	1,580,000	50,970,800

		$96,867,820

Multi-Utilities — 1.9%
Sempra Energy(1)	500,000	$27,585,000

		$27,585,000

Oil, Gas & Consumable Fuels — 18.8%
Chevron Corp.(1)	400,000	$41,964,000
ConocoPhillips(1)	520,000	38,074,400
ENI SpA(1)	1,794,000	43,022,786
Marathon Oil Corp.(1)	721,000	39,056,570
Peabody Energy Corp.(1)	500,000	30,680,000
Repsol YPF SA(1)	980,000	33,485,285
Statoil ASA(1)	1,100,000	28,986,628
Total SA(1)	170,000	9,819,295

		$265,088,964

Pharmaceuticals — 5.4%
Abbott Laboratories(1)	130,000	$6,792,500
Johnson & Johnson(1)	300,000	20,187,000
Merck & Co., Inc.(1)	596,307	21,914,282
Sanofi-Aventis(1)	340,000	26,963,104

		$75,856,886

Real Estate Investment Trusts (REITs) — 0.3%
Weyerhaeuser Co.(1)	196,288	$4,228,043

		$4,228,043

Road & Rail — 2.4%
Union Pacific Corp.(1)	325,000	$34,115,250

		$34,115,250

Software — 2.3%
Microsoft Corp.(1)	370,000	$9,253,700
Oracle Corp.(1)	670,000	22,927,400

		$32,181,100

Security	Shares	Value
Specialty Retail — 1.1%
Limited Brands, Inc.	400,000	$15,984,000

		$15,984,000

Textiles, Apparel & Luxury Goods — 1.9%
VF Corp.(1)	275,000	$27,409,250

		$27,409,250

Tobacco — 3.9%
British American Tobacco PLC(1)	700,000	$31,410,108
Philip Morris International, Inc.(1)	330,000	23,677,500

		$55,087,608

Wireless Telecommunication Services — 2.3%
Vodafone Group PLC ADR(1)	1,150,000	$32,234,500

		$32,234,500

Total Common Stocks (identified cost $847,641,622)		$1,248,478,963

Preferred Stocks — 27.1%

Security	Shares	Value
Commercial Banks — 12.8%
Abbey National Capital Trust I, 8.963%(2)	8,190	$9,562,587
Bank of America Corp., 8.125%(2)	7,800	8,421,293
Barclays Bank PLC, 6.86%(2)(3)	3,500	3,523,317
Barclays Bank PLC, 7.434%(2)(3)	16,220	17,486,149
BNP Paribas, 7.195%(2)(3)	176	18,139,353
CoBank, ACB, 7.00%(3)	400,000	19,712,520
Credit Agricole SA/London, 6.637%(2)(3)	10,525	9,528,925
DB Contingent Capital Trust II, 6.55%	158,077	3,951,925
Farm Credit Bank of Texas, Series I, 10.00%	1,405	16,060,906
JPMorgan Chase & Co., 7.90%(2)	11,008	12,242,206
KeyCorp, Series A, 7.75%	83,807	9,414,878
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	20,750	0
Lloyds Banking Group PLC, 6.657%(2)(3)(5)	17,855	13,971,538
Royal Bank of Scotland Group PLC, 7.648%(2)	4,086	3,944,853
Royal Bank of Scotland Group PLC, Series F, 7.65%	134,739	3,350,959
Royal Bank of Scotland Group PLC, Series H, 7.25%	80,000	1,892,000
Royal Bank of Scotland Group PLC, Series L, 5.75%	277,725	5,371,202
Standard Chartered PLC, 6.409%(2)(3)	73	7,234,478
Wells Fargo & Co., Class A, 7.50%	15,390	16,698,150

		$180,507,239

Consumer Finance — 1.3%
Ally Financial, Inc., Series A, 8.50%(2)	716,050	$18,912,671

		$18,912,671

Diversified Financial Services — 0.8%
Citigroup Capital XI, 6.00%	209,895	$5,037,480
Heller Financial, Inc., Series D, 6.95%	57,500	5,821,875

		$10,859,355

Electric Utilities — 2.7%
Entergy Arkansas, Inc., 6.45%	325,000	$8,003,125
Entergy Louisiana, LLC, 6.95%	24,400	2,427,800
Southern California Edison Co., 6.00%	70,400	6,690,204
Southern California Edison Co., Series D, 6.50%	114,500	11,424,959
Virginia Electric and Power Co., 6.12%	90	9,255,892

		$37,801,980

Security	Shares	Value
Food Products — 0.8%
Dairy Farmers of America, 7.875%(3)	73,750	$7,031,605
Ocean Spray Cranberries, Inc., 6.25%(3)	47,500	3,997,424

		$11,029,029

Insurance — 7.0%
Arch Capital Group, Ltd., Series A, 8.00%	398,515	$10,241,835
Aspen Insurance Holdings, Ltd., 7.401%(2)	89,150	2,251,038
AXA SA, 6.379%(2)(3)	10,250	9,808,655
AXA SA, 6.463%(2)(3)	10,627	10,093,833
Endurance Specialty Holdings, Ltd., Series B, 7.50%	371,500	9,294,930
ING Capital Funding Trust III, 3.907%(2)	17,075	17,163,500
Montpelier Re Holdings, Ltd., 8.875%	740,925	19,108,456
Prudential PLC, 6.50%	11,400	10,934,150
RAM Holdings, Ltd., Series A, 7.50%(2)	13,000	7,150,812
RenaissanceRe Holdings, Ltd., Series D, 6.60%	97,143	2,441,204

		$98,488,413

Real Estate Investment Trusts (REITs) — 1.7%
CapLease, Inc., Series A, 8.125%	400,000	$10,000,000
Cedar Shopping Centers, Inc., Series A, 8.875%	220,131	5,494,470
Developers Diversified Realty Corp., Series I, 7.50%	63,000	1,590,750
Regency Centers Corp., Series C, 7.45%	89,395	2,265,269
Sunstone Hotel Investors, Inc., Series A, 8.00%	59,000	1,437,240
Sunstone Hotel Investors, Inc., Series D, 8.00%	167,300	4,062,262

		$24,849,991

Total Preferred Stocks (identified cost $394,761,664)		$382,448,678

Corporate Bonds & Notes — 13.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 4.6%
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	$2,010	$2,154,921
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(7)(8)	10,485	10,799,550
Groupe BPCE, 12.50% to 9/30/19, 3/30/49(3)(8)	10,691	12,642,760
HBOS Capital Funding, LP, 6.071% to 6/30/14, 6/29/49(3)(8)	3,780	3,420,900
Northgroup Preferred Capital Corp., 6.378% to 10/15/17, 1/29/49(3)(8)	16,700	16,532,532
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(3)(8)	17,200	15,052,769
SunTrust Preferred Capital I, 5.853% to 12/15/11, 6/29/49(8)	5,100	4,322,250

		$64,925,682

Diversified Financial Services — 1.2%
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(8)	$3,600	$3,753,000
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(8)	13,300	12,834,500

		$16,587,500

Electric Utilities — 2.5%
Energisa SA, 9.50%, 1/29/49(3)	$4,290	$4,572,282
Integrys Energy Group, Inc., 6.11% to 12/1/16, 12/1/66(8)	11,310	11,209,782
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(8)	15,500	15,402,040
Wisconsin Energy Corp., 6.25% to 5/15/17, 5/15/67(8)	4,600	4,663,232

		$35,847,336

Insurance — 2.5%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	$9,825	$13,964,597
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(3)(8)	3,685	3,456,585
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(8)	18,570	17,711,137

		$35,132,319

	Principal
	Amount
Security	(000’s omitted)	Value
Pipelines — 1.7%
Enbridge Energy Partners, LP, 8.05% to 10/1/17, 10/1/37, 10/1/77(7)(8)	$2,266	$2,509,448
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(8)	5,105	5,148,597
Southern Union Co., 7.20% to 11/1/11, 11/1/66(8)	16,265	15,980,362

		$23,638,407

Retail-Food and Drug — 1.1%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(7)(8)	$15,000	$14,853,510

		$14,853,510

Total Corporate Bonds & Notes (identified cost $173,113,732)		$190,984,754

Short-Term Investments — 1.5%

	Interest
Description	(000’s Omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(9)	$21,359	$21,358,862

Total Short-Term Investments (identified cost $21,358,862)		$21,358,862

Total Investments — 130.7% (identified cost $1,436,875,880)		$1,843,271,257

Other Assets, Less Liabilities — (30.7)%		$(432,989,518)

Net Assets — 100.0%		$1,410,281,739

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or portion of this security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Variable rate security. The stated interest rate represents the rate in effect at May 31, 2011.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2011, the aggregate value of these securities is $178,360,546 or 12.6% of the Fund’s net assets.

(4)		Defaulted security.

(5)		Non-income producing security.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)		Security converts to floating rate after the indicated fixed-rate coupon period.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2011 was $38,474.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	63.0%	$1,160,731,132
United Kingdom	5.9	107,993,807
France	4.9	90,335,362
Norway	3.4	63,079,700
Brazil	3.2	59,121,411
Finland	2.9	52,551,241
Bermuda	2.7	50,488,275
Australia	2.7	49,353,605
Germany	2.6	48,578,803
Italy	2.3	43,022,786
Switzerland	2.2	40,889,424
Spain	2.0	36,858,148
Cayman Islands	1.0	17,711,137
Mexico	0.6	11,609,000
Hong Kong	0.6	10,947,426
Iceland	0.0	0

Total Investments	100.0%	$1,843,271,257

A summary of open financial instruments at May 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
6/13/11	Euro 88,633,372	United States Dollar 126,550,728	Citigroup Global Markets	$(969,882)
6/13/11	Euro 88,633,372	United States Dollar 126,524,847	Goldman Sachs, Inc.	(995,763)

				$(1,965,645)

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,965,645.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,437,204,269

Gross unrealized appreciation	$447,232,976
Gross unrealized depreciation	(41,165,988)

Net unrealized appreciation	$406,066,988

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$49,007,850	$12,411,538	$—	$61,419,388
Consumer Staples	59,142,550	77,417,810	—	136,560,360
Energy	149,774,970	115,313,994	—	265,088,964
Financials	59,047,851	75,561,845	—	134,609,696
Health Care	48,893,782	26,963,104	—	75,856,886
Industrials	153,344,650	10,947,426	—	164,292,076
Information Technology	83,535,820	—	—	83,535,820
Materials	96,867,820	36,167,265	—	133,035,085
Telecommunication Services	66,842,850	11,862,986	—	78,705,836
Utilities	115,374,852	—	—	115,374,852

Total Common Stocks	$881,832,995	$366,645,968 *	$—	$1,248,478,963

Preferred Stocks
Consumer Staples	$—	$11,029,029	$—	$11,029,029
Financials	109,841,786	223,775,883	0	333,617,669
Utilities	—	37,801,980	—	37,801,980

Total Preferred Stocks	$109,841,786	$272,606,892	$0	$382,448,678

Corporate Bonds & Notes	$—	$190,984,754	$—	$190,984,754
Short-Term Investments	—	21,358,862	—	21,358,862

Total Investments	$991,674,781	$851,596,476	$0	$1,843,271,257

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,965,645)	$—	$(1,965,645)

Total	$—	$(1,965,645)	$—	$(1,965,645)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended May 31, 2011 to require a reconciliation of Level 3 investments. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	July 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	July 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2011